Income Tax Expense (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Expense
Schedule of income tax expense

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Current income tax expense	$68.8	$31.4	$161.4	$82.1
Deferred income tax expense	36.1	37.2	69.8	46.3
Income tax expense	$104.9	$68.6	$231.2	$128.4